CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of revenue USD ($)	Dec. 31, 2013 Cost of revenue CNY	Dec. 31, 2012 Cost of revenue CNY	Dec. 31, 2011 Cost of revenue CNY	Dec. 31, 2013 Selling and marketing USD ($)	Dec. 31, 2013 Selling and marketing CNY	Dec. 31, 2012 Selling and marketing CNY	Dec. 31, 2011 Selling and marketing CNY	Dec. 31, 2013 Research and development USD ($)	Dec. 31, 2013 Research and development CNY	Dec. 31, 2012 Research and development CNY	Dec. 31, 2011 Research and development CNY
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 92,380	559,240	504,052	453,116
Business tax	1,867	11,300	15,730	17,257
Net revenue	90,513	547,940	488,322	435,859
Cost of revenue	34,855	210,999	202,109	185,604
Gross profit	55,658	336,941	286,213	250,255
Operating expenses:
General and administrative	18,717	113,305	100,204	93,950
Selling and marketing	7,641	46,257	48,407	52,777
Research and development	8,251	49,948	40,512	40,589
Intangible assets impairment			5,901
Total operating expenses	34,609	209,510	195,024	187,316
Income from operations	21,049	127,431	91,189	62,939
Interest income	2,113	12,793	13,253	8,843
Interest expense	(2,122)	(12,849)
Gain on disposal of subsidiaries			2,197
Investment income	82	497	1,460	832
Other income	322	1,951	1,376	1,003
Foreign exchange loss	(451)	(2,728)
Income before income tax and equity method investments	20,993	127,095	109,475	73,617
Income tax provisions (benefits):
- Current	6,159	37,282	19,939	23,078
- Deferred	(1,569)	(9,493)	6,488	(6,034)
Total income tax provisions	4,590	27,789	26,427	17,044
Net income before income from equity method investments	16,403	99,306	83,048	56,573
Income from equity method investments, net of taxes	115	692	261
Net income	16,518	99,998	83,309	56,573
Less: net income attributable to the noncontrolling interests	8,178	49,500	45,338	39,752
Net income attributable to ChinaEdu Corporation shareholders	8,340	50,498	37,971	16,821
Net income per share attributable to ChinaEdu Corporation shareholders - basic	$ 0.30	1.79	0.80	0.35
Net income per share attributable to ChinaEdu Corporation shareholders - diluted	$ 0.26	1.58	0.75	0.33
Weighted average shares used in calculating basic net income per share attributable to ChinaEdu Corporation shareholders	28,250,473	28,250,473	47,523,375	47,453,930
Weighted average shares used in calculating diluted net income per share attributable to ChinaEdu Corporation shareholders	31,877,916	31,877,916	50,487,233	50,669,229
CONSOLIDATED STATEMENTS OF OPERATIONS
Share-based compensation expenses	$ 1,633	9,887	8,258	6,483	$ 124	748	488	522	$ 330	2,000	3,103	2,755	$ 59	359	491	297